Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Liquidity and Going Concern
Revenue	$ 0	$ 0
Net loss	139,635	145,382
Cash on hand	0	0	$ 0
Working capital deficit	$ 285,017	$ 145,382	145,382
Substantial Doubt about Going Concern, within One Year [true false]	true	true
Avalanche Treasury Company LLC
Liquidity and Going Concern
Revenue	$ 2,057,074		1,434,669
Net loss	26,780,242		59,595,550
Cash on hand	1,222,052	$ 1,758,802	1,758,802
Working capital deficit	$ 9,056,769	$ 31,941,731	$ 31,941,731
Substantial Doubt about Going Concern, within One Year [true false]	true		true